INCOME TAXES (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 31, 2017
Income Taxes Details Narrative
Federal net operating losses carryforward expiry period		2032
Federal net operating losses carryforward		$ 7,800,000
Cumulative change in ownership		50.00%
Change in federal income tax rate		34.00%
Provisional decrease	$ 462,378
Valuation allowances adjustments	$ 462,378